Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000102799 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102799 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000102799 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000102799 | A
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000102799 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000102799 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102799 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102799 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000102799 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000102799 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102799 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102799 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102799 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102799 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102801 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102801 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000102801 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000102801 | A
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000102801 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000102801 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102801 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102801 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000102801 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000102801 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102801 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102801 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102801 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102801 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102802 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102802 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000102802 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000102802 | A
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000102802 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000102802 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102802 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102802 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000102802 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000102802 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102802 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102802 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102802 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102802 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223772 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223772 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000223772 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000223772 | A
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000223772 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223772 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223772 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223772 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000223772 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000223772 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223772 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223772 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223772 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223772 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%